ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of significant subsidiaries and Consolidated Affiliated Entities

As of December 31, 2014, the Company’s significant subsidiaries and Consolidated Affiliated Entities were as follows:

	Place of Incorporation	Date of Establishment /Acquisition	Percentage of Ownership	Principal Activities
Subsidiaries:
1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Limited (“Jet Brilliant”)	Hong Kong	Acquired on April 27, 2010	100%	Provision of general and administrative services to group companies

Beijing Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”), a wholly-owned subsidiary of Jet Brilliant	PRC	Acquired on April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”), a wholly-owned subsidiary of Jet Brilliant	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

Trade Lead Investments Ltd. (“Trade Lead”)	BVI	January 6, 2012	100%	Copyright agency services

Tudou Holdings Limited (“Tudou”)	Cayman	Acquired on August 23, 2012	100%	Investment holding

StarCloud Media Co., Ltd.(“StarCloud”), a wholly-owned subsidiary of Tudou	BVI	Acquired on August 23, 2012	100%	Investment holding

Reshuffle Technology (Shanghai) Co., Ltd. (“Reshuffle Technology”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting and administrative services

Chuanxian Technology (Shanghai) Co., Ltd. (“Chuanxian”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting services

Consolidated Affiliated Entities:
1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Zhejiang Dongyang Tianshi Media Ltd. (“Tianshi”)	PRC	Acquired on January 6, 2012	Nil	Advertising agency, television production and cultural information consultation

Shanghai Quan Toodou Network Science and Technology Co., Ltd. (“Quan Toodou”)	PRC	Acquired on August 23, 2012	Nil	Online advertising operations

Shanghai Quan Toodou Cultural Communication Co., Ltd. (“Toodou Cultural”), a wholly-owned subsidiary of Quan Toodou	PRC	Acquired on August 23, 2012	Nil	Advertising production and operations
Heyi Pictures Inc. (“Heyi Pictures”), a subsidiary of 1Verge Information	PRC	August 15, 2014	Nil	Film and television production and distribution

Schedule of assets and liabilities of Consolidated Affiliated Entities

	As of December 31,
	2013	2014	2014
	(As Restated)
	RMB	RMB	US$
Cash and cash equivalents	370,140	419,607	67,628
Restricted cash	2,679	5,686	916
Accounts receivable (net of allowance for doubtful accounts of RMB75,522 and RMB40,294 (US$6,494) as of December 31, 2013 and 2014, respectively)	1,344,915	1,683,593	271,346
Amounts due from inter-companies (1)	24,658	605,100	97,524
Amounts due from related parties	—	125,204	20,179
Licensed copyrights, net	29,080	63,053	10,162
Other current assets	35,588	106,800	17,213
Total current assets	1,807,060	3,009,043	484,968
Property and equipment, net	38,556	200,487	32,313
Long-term investments	—	67,293	10,846
Licensed copyrights, net	72,663	142,244	22,926
Intangible assets, net	879,814	867,320	139,787
Other non-current assets	37,766	30,898	4,980
Total non-current assets	1,028,799	1,308,242	210,852
Total assets	2,835,859	4,317,285	695,820

Accounts payable	115,667	219,166	35,323
Advances from customers and deferred revenue	18,425	36,094	5,817
Amounts due to inter-companies (2)	1,684,786	2,265,294	365,099
Accrued expenses and other liabilities	956,066	1,543,850	248,823
Amounts due to related parties	—	4	1
Short-term bank loan	—	500,000	80,585
Total current liabilities	2,774,944	4,564,408	735,648
Deferred tax liabilities	216,738	213,407	34,395
Other liabilities	4,000	4,000	645
Total non-current liabilities	220,738	217,407	35,040
Total liabilities	2,995,682	4,781,815	770,688

(1)	Amounts due from inter-companies represent fees and operating expenses paid by Consolidated Affiliated Entities on behalf of subsidiaries.
(2)	Amounts due to inter-companies represent expenses charged by subsidiaries for technology consulting and service fees provided to Consolidated Affiliated Entities.

Schedule of financial performance of the Consolidated Affiliated Entities
	Years ended December 31,
	2012	2013	2014	2014
	(As Restated)	(As Restated)
	RMB	RMB	RMB	US$
Net revenues	2,005,081	2,972,847	4,006,434	645,720
Net income (loss)	367,163	(448,627)	(542,154)	(87,380)